Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$632,063.56

Principal:
Principal Collections	$10,546,826.53
Prepayments in Full	$4,044,314.69
Liquidation Proceeds	$198,657.19
Recoveries	$174,344.17
Sub Total	$14,964,142.58
Collections	$15,596,206.14

Purchase Amounts:
Purchase Amounts Related to Principal	$364,026.05
Purchase Amounts Related to Interest	$2,052.85
Sub Total	$366,078.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,962,285.04

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,962,285.04
Servicing Fee	$157,515.11	$157,515.11	$0.00	$0.00	$15,804,769.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,804,769.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,804,769.93
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,804,769.93
Interest - Class A-4 Notes	$74,383.83	$74,383.83	$0.00	$0.00	$15,730,386.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,730,386.10
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$15,673,778.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,673,778.27
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$15,631,623.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,631,623.94
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$15,574,764.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,574,764.61
Regular Principal Payment	$14,775,936.05	$14,775,936.05	$0.00	$0.00	$798,828.56
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$798,828.56
Residual Released to Depositor	$0.00	$798,828.56	$0.00	$0.00	$0.00
Total		$15,962,285.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,775,936.05
Total					$14,775,936.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,775,936.05	$134.08	$74,383.83	$0.67	$14,850,319.88	$134.75
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$14,775,936.05	$9.85	$230,005.32	$0.15	$15,005,941.37	$10.00

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$80,414,948.96	0.7297182	$65,639,012.91	0.5956353
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$183,344,948.96	0.1222520	$168,569,012.91	0.1123996

Pool Information
Weighted Average APR	4.072%	4.081%
Weighted Average Remaining Term	22.37	21.64
Number of Receivables Outstanding	21,432	20,587
Pool Balance	$189,018,129.09	$173,704,179.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$183,344,948.96	$168,569,012.91
Pool Factor	0.1237840	0.1137553

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$5,135,166.83
Targeted Overcollateralization Amount	$5,135,166.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,135,166.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$160,124.89
(Recoveries)		128	$174,344.17
Net Loss for Current Collection Period			$(14,219.28)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0903%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8869%
Second Preceding Collection Period			0.3280%
Preceding Collection Period			0.5297%
Current Collection Period			(0.0941)%
Four Month Average (Current and Preceding Three Collection Periods)			0.4126%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,001	$10,604,794.18
(Cumulative Recoveries)			$1,994,728.98
Cumulative Net Loss for All Collection Periods			$8,610,065.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5639%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,120.53
Average Net Loss for Receivables that have experienced a Realized Loss			$1,721.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.29%	336	$3,981,153.33
61-90 Days Delinquent	0.16%	27	$285,869.32
91-120 Days Delinquent	0.04%	5	$60,813.95
Over 120 Days Delinquent	0.41%	42	$711,407.17
Total Delinquent Receivables	2.90%	410	$5,039,243.77

Repossession Inventory:
Repossessed in the Current Collection Period		10	$161,442.42
Total Repossessed Inventory		18	$304,215.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4601%
Preceding Collection Period			0.3966%
Current Collection Period			0.3595%
Three Month Average			0.4054%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer